UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	9 Months Ended
	Sep. 30, 2025 CNY (¥) ¥ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 CNY (¥) ¥ / shares
Net revenues	¥ 178,985,729	$ 25,141,976	¥ 167,144,553
Cost of revenues	98,916,478	13,894,715	89,543,642
Gross profit	80,069,251	11,247,261	77,600,911
Operating expenses:
Research and development	2,359,214	331,397	2,924,091
Sales and marketing	62,573,843	8,789,696	72,387,180
General and administrative	60,131,363	8,446,602	62,414,642
Provision for loan receivable and other receivables	(3,781,662)	(531,207)
Total operating expenses	121,282,758	17,036,488	137,725,913
Other operating income, net	118,602	16,660	86,586
Loss from operations	(41,094,905)	(5,772,567)	(60,038,416)
Other income (expense):
Gain on disposal of PPE | ¥			17,699
Investments income	11,932,630	1,676,167
Interest income, net of interest expenses	189,473	26,615	867,865
Foreign currency exchange losses, net	(17,670)	(2,482)	(7,668)
Loss before income taxes	(28,990,472)	(4,072,267)	(59,160,520)
Income tax benefit	(7,246,803)	(1,017,952)	(9,823,637)
Net loss	(21,743,669)	(3,054,315)	(49,336,883)
Net loss attributable to non-controlling interests	(28)	(4)	(72)
Net loss attributable to ACG	(21,743,641)	(3,054,311)	(49,336,811)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income taxes	112,656	15,825	(61,945)
Comprehensive loss attributable to ACG	¥ (21,630,985)	$ (3,038,486)	¥ (49,398,756)
Basic losses per common share attributable to ACG	¥ (0.34)		¥ (0.78)
Diluted losses per common share attributable to ACG	(0.34)		(0.78)
Common shares
Other comprehensive income (loss):
Basic losses per common share attributable to ACG | (per share)	(0.34)	$ (0.05)	(0.78)
Diluted losses per common share attributable to ACG | (per share)	(0.34)	(0.05)	(0.78)
ADS
Other comprehensive income (loss):
Basic losses per common share attributable to ACG | (per share)	(0.68)	(0.1)	(1.56)
Diluted losses per common share attributable to ACG | (per share)	¥ (0.68)	$ (0.1)	¥ (1.56)